Note 18 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Other Supplement Information [Table Text Block]
	2013	2012	2011

Franchisor operations
Revenues	$80,450	$75,025	$74,429
Operating earnings	19,435	16,801	16,110
Initial franchise fee revenues	5,817	5,950	5,857

Cash payments made during the period
Income taxes	$46,159	$25,673	$43,897
Interest	17,314	18,860	16,240

Non-cash financing activities
Increases in capital lease obligations	$2,215	$2,948	$1,540

Other expenses
Rent expense	$69,489	$68,580	$65,992